Income Taxes - Schedule of effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [Abstract]
Income (loss) for the year from continuing operations before	$ 42,691,050	$ (832,081)
Expected income tax (recovery)	11,527,336	(224,258)
Change in statutory, foreign tax, foreign exchange rates and other	(13,449,000)	(1,342,000)
Permanent differences	4,799,000	260,000
Impact on sale of subsidiary	3,924,000	0
Share issue cost	(497,000)	0
Adjustment to prior years provision and other	1,803,000	11,155,000
Change in unrecognized deductible temporary differences	(7,956,000)	(9,018,000)
Tax recovery (expense)	151,366	830,742
Current income tax	151,336	830,742
Deferred income tax	0	0
Total income tax	$ 151,366	$ 830,742